Property and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation depletion and amortization	$ 19,000	$ 1,000